Lease Commitments	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Commitments

17. Lease Commitments

OPERATING LEASES

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles, data processing and other equipment under operating lease contracts. The operating leases, some of which are non-cancellable and include renewals, expire at various dates through 2045. The Company pays most maintenance, insurance and tax expenses relating to leased assets. Rental expense for operating leases was $46.9 million, $40.9 million and $44.6 million for 2016, 2015 and 2014, respectively.

At December 31, 2016, future minimum lease payments for non-cancellable operating leases totaled $132.7 million and are payable as follows (in millions): 2017: $40.2; 2018: $28.9; 2019: $22.7; 2020: $15.2; 2021: $10.3; 2022 and thereafter: $15.4.

CAPITAL LEASES

The Company leases certain property, plant and equipment under capital lease contracts. The capital leases expire at various dates through 2021.

At December 31, 2016, future minimum lease payments for non-cancellable capital leases totaled $16.0 million and are payable as follows (in millions): 2017: $4.2; 2018: $0.6; 2019: $0.6; 2020: $0.6; 2021: $10.0; 2022 and thereafter: $0.0.